Revenue	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue
21 Revenue
Revenue is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
First-party sales	21,129	16,110	38,497	38,541
Commissions	9,158	10,246	18,900	27,505
Fulfillment	4,569	3,788	9,402	7,435
Value added services	4,879	3,575	11,057	7,085
Marketing and advertising	3,691	2,437	6,290	3,892
Other revenue	606	318	1,135	909
Revenue	44,032	36,474	85,281	85,367
Our primary sources of revenue are first-party sales and commissions, fulfillment and value added services from third-party sales.
Revenue remained stable at USD85,367 thousand in the six months ended June 30, 2024 compared to USD85,281 thousand in the six months ended June 30, 2023, driven by higher third-party commissions in corporate sales to local and regional retailers, distributors and other corporate buyers, primarily in Egypt, partially offset by the impact of foreign exchange fluctuations, in particular the Nigerian Naira and the Egyptian Pound depreciation.
As previously disclosed in the annual consolidated financial statements, the Group had one operating and reportable segment. The chief operating decision maker, comprised of the CEO and the Executive Vice President, Finance & Operations, makes decisions as to how to allocate resources based on the long-term growth potential of the Group as determined by market research, growth potential in regions, and various internal key performance indicators.
No single customer accounted for more than 10% of Group revenues for the six months ended June 30, 2024 and 2023.
The Group’s geographical distribution of revenue was as follows:

Revenue	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
West Africa(1)	20,621	17,121	40,907	36,114
North Africa(2)	17,133	13,089	32,028	38,346
East and South Africa(3)	6,078	6,208	11,827	10,671
Europe(4)	13	16	1	186
United Arab Emirates	187	32	514	34
Others	—	8	4	16
Total	44,032	36,474	85,281	85,367
___________________________
(1)West Africa covers Nigeria, Ivory Coast, Senegal and Ghana.
(2)North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)East and South Africa covers Kenya, Uganda and South Africa.
(4)Germany.